DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 29, 2019
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION
DEPRECIATION AND AMORTIZATION:

	2019	2018

Depreciation of property, plant and equipment (note 8)	$117,945	$125,797
Depreciation of right-of-use assets (note 9)	13,295	—
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,059	4,940
Amortization of intangible assets, excluding software (note 10)	17,289	22,864
Amortization of software (note 10)	5,206	4,475
Depreciation and amortization included in net earnings	$156,794	$158,076